MORTGAGE SERVICING RIGHTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in mortgage servicing rights
Balance, ending	$ 918,247	$ 811,783
Mortgage servicing rights
Changes in mortgage servicing rights
Balance, beginning	811,783	651,409
Mortgage servicing rights capitalized	224,975	446,539
Mortgage servicing rights amortized	(173,239)	(257,579)
Decrease (increase) in provision for loss in fair value	54,728	(28,586)
Balance, ending	918,247	811,783
Changes in valuation allowances:
Balance, beginning	233,624	205,038
Increase (decrease)	(54,728)	28,586
Balance, ending	$ 178,896	$ 233,624